Summary of significant accounting and reporting policies - Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment and other income	$ 64	$ 341	$ 316
CIBC Mellon
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%
Book value	$ 580
Siguler Guff
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%
Book value	$ 246